COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other debt securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other debt securities
Other debt instruments held	$ 269,735,051	$ 153,750,726
Debt Securities [Member]
Other debt securities
Other debt instruments held, Gross	5,658,969	429,369
Government Securities [member]
Other debt securities
Other debt instruments held, Gross	36,917,618	42,167,720
Securities issued by the Central Bank [member]
Other debt securities
Other debt instruments held, Gross	227,158,416	111,153,464
Others [member]
Other debt securities
Other debt instruments held, Gross	$ 48	$ 173